Schedule of investments
Macquarie Tax-Free California Fund	November 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.93%
Education Revenue Bonds — 18.24%
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	1,500,000	$ 1,460,070
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,700,000	1,732,317
(Stanford University)
Series U-7 5.00% 6/1/46	2,985,000	3,716,713
Series V-1 5.00% 5/1/49	2,995,000	3,736,892
Series V-2 2.25% 4/1/51	1,130,000	750,896
Series V-2 5.00% 4/1/51	500,000	626,250
California Enterprise Development Authority Revenue
(Curtis School Foundation Project) 4.00% 6/1/49	1,000,000	1,006,400
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	1,480,000	1,501,549
(Real Journey Academies – Obligated Group) Series A 144A 5.00% 6/1/64 #	1,000,000	1,009,310
California Infrastructure & Economic Development Bank Revenue
144A 5.25% 7/1/64 #	1,000,000	1,008,190
California Municipal Finance Authority Revenue
(Bella Mente Montessori Academy Project) Series A 144A 5.00% 6/1/48 #	500,000	503,020
(Biola University) 5.00% 10/1/39	1,000,000	1,027,270
(California Baptist University)
Series A 144A 5.00% 11/1/46 #	500,000	501,420
Series A 144A 5.375% 11/1/40 #	1,000,000	1,008,950
(CHF - Davis I, LLC - West Village Student Housing Project)
4.00% 5/15/48 (BAM)	300,000	292,122
5.00% 5/15/48	1,000,000	1,030,060
(Emerson College) Series B 5.00% 1/1/32	1,000,000	1,035,290
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	850,000	827,390
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/46 #	670,000	670,469
Series A 144A 5.00% 7/1/49 #	300,000	301,350
NQ- V6 [1124] 0125 (4133290)    1

Schedule of investments
Macquarie Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Southwestern Law School) 4.00% 11/1/41	575,000	$ 548,751
(The Creative Center of Los Altos Project - Pinewood School and Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	477,170
(Westside Neighborhood School Project) 144A 6.20% 6/15/54 #	1,650,000	1,785,498
California School Finance Authority Revenue
144A 5.60% 7/1/64 #	1,000,000	1,012,870
Series A 144A 5.125% 6/1/59 #	1,500,000	1,503,540
Series A 144A 6.00% 6/1/63 #	500,000	512,680
(Aspire Public Schools-Obligated Group)
144A 5.00% 8/1/41 #	225,000	226,116
Series A 144A 5.00% 8/1/45 #	715,000	717,681
(Camino Nuevo Charter Academy - Obligated Group) Series A 144A 5.25% 6/1/53 #	1,000,000	1,030,020
(Classical Academies Project) Series A 144A 5.00% 10/1/50 #	250,000	253,435
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/42 #	500,000	437,925
(Envision Education - Obligated Group) Series A 144A 5.00% 6/1/64 #	1,000,000	1,006,230
(Escuela Popular Project) 144A 6.50% 7/1/50 #	90,000	92,219
(Granada Hills Charter Obligated Group) 144A 5.00% 7/1/49 #	1,250,000	1,262,138
(Green Dot Public Schools California Projects)
Series A 144A 5.00% 8/1/35 #	1,000,000	1,006,570
Series A 144A 5.00% 8/1/48 #	1,050,000	1,074,371
(Grimmway Schools - Obligated Group) Series A 144A 5.00% 7/1/36 #	500,000	506,875
(Harbor Springs Obligated Group) Series A 144A 5.625% 7/1/63 #	700,000	731,822
(Hawking Steam Charter School Project) Series A 144A 5.50% 7/1/62 #	775,000	799,606
(HTH Learning Project) Series A 144A 5.00% 7/1/49 #	300,000	302,079
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	575,201
(John Adams Academies - Obligated Group) Series A 144A 5.00% 7/1/52 #	1,000,000	988,150
2    NQ- V6 [1124] 0125 (4133290)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(KIPP LA Projects) Series A 144A 5.125% 7/1/44 #	1,000,000	$ 1,000,420
(Partnerships To Uplift Communities Project)
144A 5.25% 8/1/38 #	500,000	531,420
144A 5.50% 8/1/47 #	525,000	556,490
(Stem Preparatory Schools - Obligated Group)
Series A 144A 5.00% 6/1/43 #	280,000	290,844
Series A 144A 5.125% 6/1/53 #	500,000	516,065
Series A 144A 5.375% 5/1/63 #	1,000,000	1,036,850
California State University Systemwide Revenue
Series A 3.00% 11/1/52	6,650,000	5,415,560
Regents of the University of California General Revenue
Series BE 4.00% 5/15/50	450,000	451,683
Series BK 5.00% 5/15/52	2,000,000	2,188,700
Series BS 5.00% 5/15/43	2,000,000	2,296,900
Series BS 5.00% 5/15/44	1,000,000	1,143,090
Series BV 5.00% 5/15/45	1,000,000	1,137,880
Regents of the University of California Limited Project Revenue
Series Q 3.00% 5/15/51	1,000,000	837,420
		58,000,197
Electric Revenue Bonds — 3.95%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/41	970,000	1,042,381
Los Angeles, California Department of Water & Power Revenue
(Power System)
Series A 5.00% 7/1/42	1,000,000	1,034,350
Series C 5.00% 7/1/40	1,350,000	1,569,672
Series C 5.00% 7/1/42	2,665,000	3,054,570
Series D 5.00% 7/1/26	2,000,000	2,073,040
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	183,750
Series A 5.05% 7/1/42 ‡	70,000	36,750
Series A 6.75% 7/1/36 ‡	185,000	97,125
Series AAA 5.25% 7/1/25 ‡	40,000	21,000
Series CCC 5.25% 7/1/27 ‡	325,000	170,625
Series TT 5.00% 7/1/32 ‡	340,000	178,500
Series TT 5.00% 7/1/37 ‡	1,165,000	611,625
NQ- V6 [1124] 0125 (4133290)    3

Schedule of investments
Macquarie Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28 ‡	470,000	$ 246,750
Series WW 5.25% 7/1/33 ‡	335,000	175,875
Series WW 5.50% 7/1/38 ‡	730,000	383,250
Series XX 4.75% 7/1/26 ‡	45,000	23,625
Series XX 5.25% 7/1/40 ‡	230,000	120,750
Series XX 5.75% 7/1/36 ‡	150,000	78,750
Series ZZ 4.75% 7/1/27 ‡	35,000	18,375
Series ZZ 5.25% 7/1/25 ‡	55,000	28,875
Southern California Public Power Authority Revenue
(Southern Transmission System Renewal Project) 5.00% 7/1/53	1,250,000	1,397,338
		12,546,976
Healthcare Revenue Bonds — 14.63%
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	1,900,000	1,555,777
Series A 3.00% 8/15/51 (BAM)	1,910,000	1,588,452
(Children's Hospital Los Angeles) Series A 5.00% 8/15/47	500,000	508,510
(Children's Hospital of Orange County)
Series A 2.125% 11/1/41	2,500,000	1,898,075
Series A 5.00% 11/1/49	1,610,000	1,790,642
(CommonSpirit Health)
Series A 4.00% 4/1/45	1,280,000	1,286,400
Series A 4.00% 4/1/49	1,650,000	1,636,024
Series A 5.00% 12/1/44	550,000	610,489
Series A 5.00% 12/1/54	2,500,000	2,726,900
(Episcopal Communities & Services) Series B 5.25% 11/15/58	2,500,000	2,640,650
(Kaiser Permanente)
Subordinate Series A-2 4.00% 11/1/44	1,150,000	1,151,886
Subseries A-2 5.00% 11/1/47	3,400,000	4,100,536
(Lucile Salter Packard Children's Hospital At Stanford) Series A 4.00% 5/15/51	1,120,000	1,133,205
California Infrastructure & Economic Development Bank Revenue
(Adventist Health Energy Projects) Series A 5.25% 7/1/49	2,350,000	2,549,233
4    NQ- V6 [1124] 0125 (4133290)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	1,200,000	$ 1,214,124
(Eisenhower Medical Center)
Series B 5.00% 7/1/37	250,000	256,580
Series B 5.00% 7/1/42	250,000	254,728
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	561,492
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	502,925
(Palomar Health Certificates) Series A 5.25% 11/1/52 (AGM)	500,000	535,440
California Municipal Finance Authority Senior Living Revenue
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	640,710
Series A 4.00% 11/15/56	1,075,000	899,850
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds)
Series A 144A 5.00% 11/15/46 #	1,000,000	976,530
Series A 144A 5.00% 11/15/51 #	500,000	477,900
Series A 144A 5.00% 11/15/56 #	640,000	603,993
California Statewide Communities Development Authority Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	955,180
(Emanate Health) Series A 4.00% 4/1/45	500,000	494,195
(Enloe Medical Center) Series A 5.25% 8/15/52 (AGM)	4,000,000	4,331,720
(Front Porch Communities and Services) 4.00% 4/1/51	1,000,000	926,070
(Huntington Memorial Hospital) 4.00% 7/1/48	500,000	498,390
(John Muir Health)
Series A 5.00% 12/1/49	1,945,000	2,131,701
Series A 5.00% 8/15/51	1,500,000	1,523,475
Series A 5.25% 12/1/54	1,250,000	1,395,187
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	463,345
NQ- V6 [1124] 0125 (4133290)    5

Schedule of investments
Macquarie Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
5.00% 7/1/30	445,000	$ 479,723
5.00% 7/1/32	900,000	972,819
Washington Township Health Care District Revenue
Series A 3.75% 7/1/31	255,000	250,747
		46,523,603
Housing Revenue Bonds — 2.23%
California CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson - Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,147,500
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	300,000	274,131
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	3,510,000	2,477,814
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,000,930
Series A 5.25% 5/15/49	1,200,000	1,200,972
Los Angeles, California Housing Authority Revenue
(Union Portfolio Project) Series A 3.25% 6/1/35	250,000	240,393
Santa Clara County, California Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	760,000	761,520
		7,103,260
Industrial Development Revenue/Pollution ControlRevenue Bonds — 12.55%
California Community Choice Financing Authority Revenue
(Clean Energy Project)
5.00% 5/1/54 •	2,500,000	2,714,475
Series A-1 5.00% 12/1/53 •	1,500,000	1,593,765
Series C 5.25% 1/1/54 •	3,000,000	3,231,210
Series D 5.50% 5/1/54 •	2,000,000	2,139,840
6    NQ- V6 [1124] 0125 (4133290)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California Community Choice Financing Authority Revenue
(Green Bonds)
Series E 5.00% 2/1/55 •	2,500,000	$ 2,726,425
Series F 5.00% 2/1/55 •	3,500,000	3,822,420
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation - Stanislaus County Tobacco Funding Corporation) Series D 9.019% 6/1/55 ^	1,000,000	81,070
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series A-4 144A 8.00% 1/1/50 (AMT) #, •	2,500,000	2,576,150
California M-S-R Energy Authority Revenue
Series C 6.50% 11/1/39	1,905,000	2,478,805
Series C 7.00% 11/1/34	300,000	379,836
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	300,000	4,050
(Poseidon Resources (ChannelSide) LP Desalination Project) 144A 5.00% 11/21/45 (AMT) #	940,000	940,113
(Waste Management Project) Series A1 3.375% 7/1/25 (AMT)	300,000	299,181
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	47,000,000	3,147,120
Golden State, California Tobacco Securitization Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 5.155% 6/1/66 ^	13,450,000	1,510,031
(Tobacco Settlement Asset-Backed) Series A-1 5.00% 6/1/51	3,500,000	3,692,080
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.596% 6/1/57 #, ^	8,500,000	641,750
Series F 144A 9.491% 6/1/57 #, ^	29,440,000	1,901,824
Long Beach, California Bond Finance Authority Natural Gas Purchase Revenue
Series A 5.50% 11/15/37	165,000	193,722
NQ- V6 [1124] 0125 (4133290)    7

Schedule of investments
Macquarie Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	750,000	$ 975,907
Southern California Public Power Authority Revenue
(Natural Gas Project) Series A 5.00% 11/1/33	295,000	319,544
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.028% 6/1/46 ^	16,770,000	3,567,985
(Capital Appreciation - Third Subordinate Lien) Series D 7.487% 6/1/46 ^	5,270,000	960,036
		39,897,339
Lease Revenue Bonds — 3.70%
California State Public Works Board Revenue
Series E 3.00% 10/1/36 (AGM)	1,525,000	1,455,064
(Green Bonds) Series D 4.00% 5/1/47	2,520,000	2,553,314
(May Lee State Office Complex) Series A 5.00% 4/1/49	1,000,000	1,114,700
(Various Capital Projects)
Series B 4.00% 5/1/39	1,555,000	1,615,614
Series B 4.00% 5/1/46	1,000,000	1,013,210
Garden Grove Public Financing Authority Revenue
Series A 4.00% 4/1/54 (BAM)	1,500,000	1,511,580
Irvine, California Facilities Financing Authority Revenue
(Gateway Preserve Land Acquisition Project) 4.25% 5/1/53	2,500,000	2,509,500
		11,772,982
Local General Obligation Bonds — 4.53%
Alameda, California Oakland Unified School District
Series A 5.25% 8/1/48 (AGM)	1,500,000	1,693,965
Anaheim City, California School District Capital Appreciation Election of 2002
4.58% 8/1/25 (NATL) ^	1,000,000	979,470
Bass Lake, California Joint Union Elementary School District Election of 2006
4.40% 8/1/45 (AGM) ^	2,025,000	824,114
8    NQ- V6 [1124] 0125 (4133290)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
California Enterprise Development Authority Revenue
(Mead Valley Wellness Village Project) Series A 5.50% 11/1/59	2,500,000	$ 2,861,625
Long Beach, California Community College District
Series D 3.00% 8/1/38	1,250,000	1,166,675
Los Angeles Unified School District
Series QRR 5.25% 7/1/49	1,500,000	1,728,915
Palomar Health, California
Series B 4.00% 8/1/37	1,000,000	955,470
San Bernardino and Los Angeles Counties, California Victor Valley Community College District Election of 2008
Series E 5.00% 8/1/51	1,445,000	1,586,379
San Diego County, California Certificates of Participation Revenue
(County Public Health Laboratory and Capital Improvements) 5.00% 10/1/53	1,000,000	1,100,420
San Diego County, California Unified School District
(Dedicated Unlimited Ad Valorem Property Tax Bonds) Series G-3 4.00% 7/1/53	1,500,000	1,514,280
		14,411,313
Pre-Refunded Bonds — 1.46%
California Health Facilities Financing Authority Revenue
(Sutter Health) Series A 5.00% 8/15/43-25 §	1,000,000	1,014,990
(CommonSpirit Health) Series A 4.00% 4/1/49-30 §	55,000	58,913
California School Finance Authority Revenue
(Aspire Public Schools-Obligated Group) 144A 5.00% 8/1/41-25 #, §	25,000	25,338
(Escuela Popular Project) 144A 6.50% 7/1/50-27 #, §	160,000	174,755
Golden State, California Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/45-25 §	1,000,000	1,010,950
New Haven, California Unified School DistrictElection of 2014
Series A 5.00% 8/1/40-25 §	1,000,000	1,014,500
NQ- V6 [1124] 0125 (4133290)    9

Schedule of investments
Macquarie Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
San Francisco Bay Area, California Subordinate Toll Bridge Authority Revenue
Series S-H 5.00% 4/1/44-29 §	1,000,000	$ 1,108,900
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49-29 (AMT) §	20,000	20,306
San Francisco City & County, California Airports Commission Revenue
(San Francisco International Airport) Series E 4.00% 5/1/50-29 (AMT) §	215,000	218,283
		4,646,935
Special Tax Revenue Bonds — 10.42%
City of Irvine, California Community Facilities District Revenue
(Great Park)
4.00% 9/1/58 (BAM)	750,000	754,927
5.25% 9/1/53 (BAM)	1,000,000	1,114,220
City of Ontario, California Community Facilities District No. 28 Revenue
(New Haven Facilities - Area A) 5.00% 9/1/47	230,000	234,632
City of Sacramento County, California Transient Occupancy Tax Revenue
(Convention Center Complex) Senior Series A 5.00% 6/1/38	500,000	535,300
Commonwealth of Puerto Rico Revenue
0.000% 11/1/43 •	5,768,137	3,569,035
1.711% 11/1/51 •	487,460	311,365
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	5,394,022	5,272,656
(Taxable) 7.50% 8/20/40	326,386	311,699
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project)
Series A 4.00% 9/1/58 (BAM)	1,205,000	1,205,831
Series A 5.00% 9/1/48 (BAM)	1,000,000	1,112,400
Jurupa Valley, California Community Facilities District No. 36 Revenue
(Eastvale Area)
Series A 4.125% 9/1/42	200,000	196,720
Series A 4.25% 9/1/47	300,000	292,995
10    NQ- V6 [1124] 0125 (4133290)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	500,000	$ 525,075
Orange County, California Community Facilities District No. 2023-1 Revenue
(Rienda Phase 2B) Series A 5.50% 8/15/53	500,000	542,770
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,780,000	2,782,613
Series A-1 5.00% 7/1/58	1,975,000	1,983,907
Series A-1 5.319% 7/1/51 ^	23,429,000	5,819,061
Series A-1 5.634% 7/1/46 ^	10,820,000	3,665,600
(Restructured) Series A-2 4.329% 7/1/40	1,595,000	1,595,000
Tejon Ranch Public Facilities Finance Authority Revenue
(Tejon Industrial Complex Public Improvements - East) Series A 5.00% 9/1/54	1,000,000	1,048,700
Tulare Redevelopment Agency Successor Agency Revenue
Series A 4.00% 8/1/40 (BAM)	250,000	250,988
		33,125,494
State General Obligation Bonds — 8.51%
California State
(Various Purpose) 5.25% 10/1/50	2,500,000	2,818,875
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/41	1,901,743	1,832,367
Series A-1 4.00% 7/1/46	2,154,636	2,055,135
State of California
5.00% 9/1/44	1,500,000	1,702,875
5.50% 8/1/54	2,250,000	2,606,175
(Various Purpose)
3.00% 3/1/46	3,000,000	2,525,760
4.00% 8/1/36	2,000,000	2,018,260
4.00% 9/1/42	1,750,000	1,815,205
5.00% 4/1/32	1,420,000	1,635,230
5.00% 9/1/36	2,000,000	2,338,100
5.00% 9/1/44	2,000,000	2,270,500
NQ- V6 [1124] 0125 (4133290)    11

Schedule of investments
Macquarie Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
State of California
(Various Purpose)
5.25% 10/1/45	3,000,000	$ 3,425,100
		27,043,582
Transportation Revenue Bonds — 11.81%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue
(Senior) Series B 4.375% 7/1/49 (AMT) (AGM)	1,250,000	1,266,588
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	1,750,000	1,667,837
Series A 5.00% 12/31/43 (AMT)	1,000,000	1,017,640
City of Long Beach, California Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	501,550
City of Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	1,545,000	1,683,277
Series B 5.00% 5/15/46 (AMT)	300,000	303,189
Series B 5.00% 5/15/48	1,650,000	1,794,144
Series D 4.00% 5/15/41 (AMT)	3,000,000	3,000,870
Series D 5.00% 5/15/36 (AMT)	1,000,000	1,004,990
Series F 4.00% 5/15/49 (AMT)	2,200,000	2,131,536
Series H 4.00% 5/15/47 (AMT)	1,500,000	1,490,445
(Private Activity) Series G 5.00% 5/15/33 (AMT)	220,000	241,043
County of Sacramento, California Airport System Revenue
5.25% 7/1/54	2,000,000	2,251,540
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
Subseries B-1 3.95% 1/15/53	300,000	294,576
Subseries B-2 3.50% 1/15/53 (AGM)	500,000	462,130
(Junior Lien) Series C 4.00% 1/15/43	2,275,000	2,290,879
(Senior Lien)
Series A 4.00% 1/15/46	1,000,000	1,003,970
Series A 4.00% 1/15/46 (BAM)	1,000,000	1,012,120
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port Authority of Guam Revenue
(Governmental) Series A 5.00% 7/1/48	375,000	$ 380,918
Sacramento County, California Airport System Revenue
Subordinate Series B 5.00% 7/1/41	500,000	513,245
San Diego County, California Redevelopment Agency Revenue
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	165,000	165,447
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (BAM) (AMT)	690,000	665,974
Series B 5.00% 7/1/37 (AMT)	2,000,000	2,055,120
(Private Activity) Series B 5.00% 7/1/46 (AMT)	1,500,000	1,573,980
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49 (AMT)	2,005,000	1,942,645
San Francisco City & County, California Airports Commission Revenue
(San Francisco International Airport)
Second Series A 5.00% 5/1/34 (AMT)	1,000,000	1,057,160
Second Series A 5.25% 5/1/49 (AMT)	1,000,000	1,087,820
Series A 5.00% 5/1/42 (AMT)	2,430,000	2,475,927
Series E 4.00% 5/1/50 (AMT)	2,285,000	2,213,000
		37,549,560
Water & Sewer Revenue Bonds — 4.90%
Alameda and Contra Costa Counties, California East Bay Municipal Utility District Water System Revenue
Series A 5.00% 6/1/54	2,000,000	2,243,860
Arvin-Edison, California Water Storage District Revenue
4.00% 5/1/40	315,000	322,749
California Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 11/21/45 #	250,000	257,040
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/45	1,000,000	1,074,720
Series A 5.00% 1/1/46	885,000	947,145
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Schedule of investments
Macquarie Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Los Angeles, California Department of Water & Power Revenue
(Power System) Series C 5.00% 7/1/45	2,500,000	$ 2,826,725
Metropolitan Water District of Southern California Revenue
Series C 5.00% 4/1/38	2,000,000	2,363,400
San Francisco City & County, California Public Utilities Commission Wastewater Revenue
Series C 5.00% 10/1/49	1,500,000	1,681,095
Series C 5.00% 10/1/54	2,000,000	2,224,760
San Jose Financing Authority Revenue
(Green Bonds) 5.00% 11/1/47	1,470,000	1,641,637
		15,583,131
Total Municipal Bonds (cost $303,511,755)		308,204,372

Short-Term Investments — 2.41%
Variable Rate Demand Notes — 2.41%¤
Bay Area Toll Authority
Series D 1.25% 4/1/59 (LOC - TD Bank)	2,000,000	2,000,000
Los Angeles, California Department of Water & Power Revenue
Series C-2 1.25% 7/1/55 (SPA - TD Bank)	1,950,000	1,950,000
Subordinate Series B-3 1.30% 7/1/34 (SPA - Barclays Bank)	700,000	700,000
(Power System)
Series A-3 1.25% 7/1/35 (SPA - Bank of America, N.A.)	2,025,000	2,025,000
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(Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
Los Angeles, California Department of Water & Power Revenue
(Power System)
Subordinate Series A-7 1.25% 7/1/35 (SPA - Bank of America N.A.)	1,000,000	$ 1,000,000
Total Short-Term Investments (cost $7,675,000)		7,675,000
Total Value of Securities—99.34% (cost $311,186,755)		315,879,372

Receivables and Other Assets Net of Liabilities—0.66%		2,093,709
Net Assets Applicable to 27,904,311 Shares Outstanding—100.00%		$317,973,081
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2024, the aggregate value of Rule 144A securities was $40,929,690, which represents 12.87% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2024.
NQ- V6 [1124] 0125 (4133290)    15

Schedule of investments
Macquarie Tax-Free California Fund   (Unaudited)
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
CSCDA – California Statewide Communities Development Authority
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
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